UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94704

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  Chief Executive Officer
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  August 04, 2004

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $2,925,571

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    96976 2800351.00SH      SOLE               1406911.00        1393440.00
                                                              1242 35870.00 SH       DEFINED 01           35870.00
Acadia Realty Trust            COM              004239109      986 71751.00 SH       SOLE                 71751.00
                                                               526 38300.00 SH       DEFINED 01           38300.00
Alexandria Real Estate Equitie COM              015271109     1828 32195.00 SH       SOLE                 32167.00             28.00
                                                               546  9610.00 SH       DEFINED 01            9610.00
American Financial Realty Trus COM              02607P305      653 45700.00 SH       SOLE                 45700.00
                                                               342 23900.00 SH       DEFINED 01           23900.00
Apartment Investment & Managem COM              03748R101      642 20613.00 SH       SOLE                 20613.00
                                                               327 10490.00 SH       DEFINED 01           10490.00
Archstone-Smith Trust          COM              039583109     2045 69729.00 SH       SOLE                 69729.00
                                                              1081 36870.00 SH       DEFINED 01           36870.00
Arden Realty Trust             COM              039793104    79819 2714007.00SH      SOLE               1395771.00        1318236.00
                                                               709 24120.00 SH       DEFINED 01           24120.00
AvalonBay Communities, Inc.    COM              053484101   123595 2186754.00SH      SOLE               1104538.00        1082216.00
                                                              1232 21800.00 SH       DEFINED 01           21800.00
BRE Properties, Inc.           COM              05564E106    53699 1545295.00SH      SOLE                698615.00         846680.00
                                                               553 15910.00 SH       DEFINED 01           15910.00
Boston Properties, Inc.        COM              101121101    49550 989416.91SH       SOLE                514846.91         474570.00
                                                              1242 24800.00 SH       DEFINED 01           24800.00
Brandywine Realty Trust        COM              105368203    44915 1651895.00SH      SOLE                829703.00         822192.00
                                                               433 15940.00 SH       DEFINED 01           15940.00
CBL & Associates Properties, I COM              124830100      804 14612.00 SH       SOLE                 14612.00
                                                               433  7870.00 SH       DEFINED 01            7870.00
Camden Property Trust          COM              133131102    51217 1118266.00SH      SOLE                565710.00         552556.00
                                                               594 12980.00 SH       DEFINED 01           12980.00
Capital Trust-CL A             COM              14052H506     9085 340000.00SH       SOLE                340000.00
CarrAmerica Realty Corp.       COM              144418100    24759 819033.00SH       SOLE                423783.00         395250.00
                                                               609 20140.00 SH       DEFINED 01           20140.00
Catellus Development Corporati COM              149113102   102146 4143865.00SH      SOLE               2143060.00        2000805.00
                                                               619 25100.00 SH       DEFINED 01           25100.00
CenterPoint Properties Corp.   COM              151895109      840 10945.00 SH       SOLE                 10945.00
                                                               415  5410.00 SH       DEFINED 01            5410.00
Chelsea Property Group Inc.    COM              163421100    92586 1419600.00SH      SOLE                775400.00         644200.00
Colonial Properties Trust      COM              195872106      288  7470.00 SH       SOLE                  7470.00
                                                               146  3790.00 SH       DEFINED 01            3790.00
Corporate Office Properties    COM              22002T108    33535 1349505.00SH      SOLE                679118.00         670387.00
                                                               467 18800.00 SH       DEFINED 01           18800.00
Cousins Properties, Inc.       COM              222795106      425 12906.00 SH       SOLE                 12906.00
                                                               233  7070.00 SH       DEFINED 01            7070.00
Crescent Real Estate Equities, COM              225756105      870 53963.00 SH       SOLE                 53963.00
                                                               458 28400.00 SH       DEFINED 01           28400.00
Developers Diversified Realty  COM              251591103      450 12728.00 SH       SOLE                 12728.00
                                                               215  6090.00 SH       DEFINED 01            6090.00
Duke Realty Corporation        COM              264411505      835 26263.00 SH       SOLE                 26263.00
                                                               429 13480.00 SH       DEFINED 01           13480.00
Equity Office Properties Trust COM              294741103     6047 222323.00SH       SOLE                222231.00             92.00
                                                               960 35309.00 SH       DEFINED 01           35309.00
Equity Residential             COM              29476L107   136904 4604901.00SH      SOLE               2600770.00        2004131.00
                                                              2223 74770.00 SH       DEFINED 01           74770.00
Essex Property Trust, Inc.     COM              297178105   112167 1641061.00SH      SOLE                813482.00         827579.00
                                                              1002 14660.00 SH       DEFINED 01           14660.00
Federal Realty Investment Trus COM              313747206    40880 982933.00SH       SOLE                439379.00         543554.00
                                                               983 23640.00 SH       DEFINED 01           23640.00
Gables Residential Trust       COM              362418105      409 12042.00 SH       SOLE                 12042.00
                                                               211  6220.00 SH       DEFINED 01            6220.00
General Growth Properties      COM              370021107    78604 2658229.12SH      SOLE               1249071.12        1409158.00
                                                              1701 57510.00 SH       DEFINED 01           57510.00
Home Properties of New York, I COM              437306103    44945 1153025.00SH      SOLE                582371.00         570654.00
                                                               516 13230.00 SH       DEFINED 01           13230.00
Kilroy Realty                  COM              49427F108      275  8067.00 SH       SOLE                  8067.00
                                                               150  4390.00 SH       DEFINED 01            4390.00
Kimco Realty Corp.             COM              49446R109      933 20497.00 SH       SOLE                 20497.00
                                                               492 10820.00 SH       DEFINED 01           10820.00
Liberty Property Trust         COM              531172104    79150 1968417.00SH      SOLE               1166907.00         801510.00
                                                               977 24290.00 SH       DEFINED 01           24290.00
Macerich Company               COM              554382101   177395 3705765.00SH      SOLE               1919159.00        1786606.00
                                                              1833 38290.00 SH       DEFINED 01           38290.00
Mack-Cali Realty Corporation   COM              554489104      589 14231.00 SH       SOLE                 14231.00
                                                               306  7390.00 SH       DEFINED 01            7390.00
Maguire Properties Inc.        COM              559775101    35408 1429461.00SH      SOLE                715396.00         714065.00
                                                               436 17600.00 SH       DEFINED 01           17600.00
Marriott International-CL A    COM              571903202     3327 66700.00 SH       SOLE                 66700.00
PS Business Pks Inc. CA Com    COM              69360J107      370  9192.00 SH       SOLE                  9192.00
                                                               186  4610.00 SH       DEFINED 01            4610.00
Pan Pacific Retail Properties, COM              69806L104   179621 3555439.00SH      SOLE               1825180.00        1730259.00
                                                              1587 31410.00 SH       DEFINED 01           31410.00
Prentiss Property Trust        COM              740706106     4993 148959.00SH       SOLE                148959.00
                                                               324  9660.00 SH       DEFINED 01            9660.00
ProLogis                       COM              743410102   105240 3196828.00SH      SOLE               1630490.00        1566338.00
                                                              1897 57610.00 SH       DEFINED 01           57610.00
Regency Centers Corp           COM              758849103    69729 1625382.00SH      SOLE                703998.00         921384.00
                                                              1018 23730.00 SH       DEFINED 01           23730.00
SL Green Realty Corp           COM              78440X101    98776 2110604.00SH      SOLE               1135822.00         974782.00
                                                               900 19240.00 SH       DEFINED 01           19240.00
Simon Property Group, Inc.     COM              828806109   219692 4272508.00SH      SOLE               2226416.00        2046092.00
                                                              3434 66790.00 SH       DEFINED 01           66790.00
Spirit Finance 144a            COM              848568101    29750 2975000.00SH      SOLE               1675000.00        1300000.00
Taubman Centers, Inc.          COM              876664103    71142 3108008.00SH      SOLE               1597001.00        1511007.00
                                                               934 40800.00 SH       DEFINED 01           40800.00
The Rouse Company              COM              779273101     1651 34763.00 SH       SOLE                 34763.00
                                                               899 18920.00 SH       DEFINED 01           18920.00
United Dominion Realty Trust   COM              910197102   131482 6647206.00SH      SOLE               3365719.00        3281487.00
                                                              1480 74800.00 SH       DEFINED 01           74800.00
Ventas, Inc.                   COM              92276F100     2484 106400.00SH       SOLE                106400.00
Vornado Realty Trust           COM              929042109   200093 3503648.95SH      SOLE               1831336.95        1672312.00
                                                              2605 45610.00 SH       DEFINED 01           45610.00
Washington Real Estate Investm COM              939653101      259  8829.00 SH       SOLE                  8829.00
                                                               128  4340.00 SH       DEFINED 01            4340.00
Weingarten Realty Investors    COM              948741103      412 13168.00 SH       SOLE                 13168.00
                                                               216  6900.00 SH       DEFINED 01            6900.00
Wrap - Equities                COM              zzcorp         104 103970.00SH       SOLE                103970.00
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271208     5096 200000.00SH       SOLE                                  200000.00
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271406     1141 45000.00 SH       SOLE                 45000.00
AMB PPTYS PFD SER L 6.50%      PFD              00163T307      396 17000.00 SH       SOLE                                   17000.00
AMB PPTYS PFD SER M 6.75%      PFD              00163T406     2240 95300.00 SH       SOLE                                   95300.00
AMLI Residential PPTYS PFD SER PFD                           20000 800000.00SH       SOLE                                  800000.00
AVALONBAY COMMUN PFD SER H 8.7 PFD              053484705     1228 45500.00 SH       SOLE                                   45500.00
BRANDYWINE REALTY TRUST PFD Se PFD              105368401     6318 260000.00SH       SOLE                 35000.00         225000.00
BRANDYWINE REALTY TRUST PFD Se PFD              105368500    18424 745900.00SH       SOLE                 12500.00         733400.00
BRE PROPERTIES PFD SER B 8.08% PFD              05564E403     6629 253400.00SH       SOLE                                  253400.00
BRE PROPERTIES PFD SER C 6.75% PFD              05564E502    10265 451200.00SH       SOLE                                  451200.00
CARRAMERICA RLTY PFD SER E 7.5 PFD              144418704    10116 400000.00SH       SOLE                                  400000.00
CBL & ASSOCIATES PPTYS PFD SER PFD              124830308    10560 200000.00SH       SOLE                                  200000.00
CBL & ASSOCIATES PROP SER C 7. PFD              124830506     1201 47500.00 SH       SOLE                 47500.00
                                                               736 29100.00 SH       DEFINED 01           29100.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591830     7155 281700.00SH       SOLE                 11700.00         270000.00
                                                               396 15600.00 SH       DEFINED 01           15600.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591822     7266 300000.00SH       SOLE                                  300000.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591780     8157 340000.00SH       SOLE                                  340000.00
DUKE REALTY CORP PFD SER B 7.9 PFD              264411885     5367 101500.00SH       SOLE                                  101500.00
DUKE REALTY CORP PFD SER K 6.5 PFD              264411760     2115 94000.00 SH       SOLE                                   94000.00
EQUITY OFFICE PPTYS PFD SER G  PFD              294741871    12487 489700.00SH       SOLE                 42900.00         446800.00
                                                              1382 54200.00 SH       DEFINED 01           54200.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     5224 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1268 47400.00 SH       SOLE                                   47400.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L784     1305 58600.00 SH       SOLE                                   58600.00
ESSEX PROPERTY TRUST PFD SER F PFD              297178204    24502 976194.00SH       SOLE                239317.00         736877.00
FEDERAL REALTY PFD SER B 8.5%  PFD              313747503     8316 314399.00SH       SOLE                                  314399.00
Home PPTYS of NY, Inc PFD Ser  PFD                           33657 250000.00SH       SOLE                                  250000.00
LEXINGTON CORP PROP PFD Ser B  PFD              529043200      626 24900.00 SH       SOLE                 24900.00
                                                               440 17500.00 SH       DEFINED 01           17500.00
MACK-CALI REALTY CORP PFD SER  PFD              554489302     2500 100000.00SH       SOLE                                  100000.00
MILLS CORP PFD SER C 9%        PFD              601148307      322 12200.00 SH       SOLE                 12200.00
                                                               193  7300.00 SH       DEFINED 01            7300.00
NEW PLAN EXCEL REALTY PFD E 7. PFD              648053809     5295 209300.00SH       SOLE                  9300.00         200000.00
                                                               316 12500.00 SH       DEFINED 01           12500.00
PROLOGIS TRUST PFD SER C 8.54% PFD              743410409    10845 186580.00SH       SOLE                                  186580.00
PROLOGIS TRUST PFD SER G 6.75% PFD              743410805     2375 103700.00SH       SOLE                                  103700.00
SIMON PPTYS PFD SER F 8.75%    PFD              828806604     6710 256122.00SH       SOLE                                  256122.00
SIMON PPTYS PFD SER G 7.89%    PFD              828806505    14742 280800.00SH       SOLE                                  280800.00
SL GREEN REALTY CORP Ser D 7.8 PFD              78440X408    14000 560000.00SH       SOLE                                  560000.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202     1310 52700.00 SH       SOLE                                   52700.00
VORNADO REALTY TRUST PFD Ser C PFD              929042406     7322 289400.00SH       SOLE                                  289400.00
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